Capital Stock and Other Capital Related Accounts - Summary of Issued, Paid-in and Registered Capital (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2017
Disclosure of capital stock and other capital related accounts [abstract]
Common stock with a face value of $ 0.1 per share and entitled to 1 vote each, fully paid-in	596,026,490	596,026,490	596,026,490